Exhibit 99.1

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time. Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.
THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.
The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	2021/04/21	2.250%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	2020/08/04	1.625%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2020/02/05	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	2020/03/23	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	2020/03/23	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	2022/06/17	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	2031/07/21	1.652%	Fixed
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	2020/12/16	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	2020/10/14	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	2034/12/15	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	2036/01/14	1.625%	Fixed
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	2021/03/11	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	2021/03/22	2.300%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	2021/09/14	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	2021/12/22	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	2022/12/08	3 month £ Libor +0.23%	Floating
CB36	£750,000,000	1.7220000 C$/£	$1,291,500,000	2021/06/08	3 month £ Libor +0.27%	Floating
CB37	€ 1,500,000,000	1.5417000 C$/€	$2,312,550,000	2023/06/28	0.250%	Fixed
CB38	€ 1,500,000,000	1.5148000 C$/€	$2,272,200,000	2025/09/10	0.625%	Fixed
CB39	US$1,700,000,000	1.2990000 C$/US$	$2,208,300,000	2021/10/22	3.350%	Fixed
CB40	€ 1,750,000,000	1.5160000 C$/€	$2,653,000,000	2024/01/29	0.250%	Fixed
CB41	€ 100,000,000	1.5110000 C$/€	$151,100,000	2039/03/14	1.384%	Fixed
CB42	€ 1,250,000,000	1.5040000 C$/€	$1,880,000,000	2026/06/19	0.050%	Fixed
CB43	$1,250,000,000	N/A	$1,250,000,000	2022/06/27	3 month CDOR +0.14%	Floating
CB44	US$1,500,000,000	1.3244000 C$/US$	$1,986,600,000	2022/09/23	1.900%	Fixed
CB45	£1,000,000,000	1.6354000 C$/£	$1,635,400,000	2024/10/03	Compounded Daily Sonia +0.58%	Floating
CB46	€ 150,000,000	1.4687000 C$/€	$220,305,000	2039/12/30	0.652%	Fixed
CB47	€ 1,500,000,000	1.4505000 C$/€	$2,175,750,000	2027/01/21	0.010%	Fixed
CB48	€ 120,000,000	1.4529000 C$/€	$174,348,000	2040/01/24	0.667%	Fixed
CB49	£1,250,000,000	1.7234000 C$/£	$2,154,250,000	2025/01/30	Compounded Daily Sonia +0.47%	Floating
Total			$43,674,797,950
OSFI Covered Bond Ratio:			3.29%(2)
OSFI Covered Bond Ratio Limit:			5.50%

Weighted average maturity of Outstanding Covered Bonds (months)				39.27
Weighted average remaining term of Loans in Cover Pool (months)				26.83

Series Ratings		Moody's	DBRS	Fitch
CB7		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA
CB35		Aaa	AAA	AAA
CB36		Aaa	AAA	AAA
CB37		Aaa	AAA	AAA
CB38		Aaa	AAA	AAA
CB39		Aaa	AAA	AAA
CB40		Aaa	AAA	AAA
CB41		Aaa	AAA	AAA
CB42		Aaa	AAA	AAA
CB43		Aaa	AAA	AAA
CB44		Aaa	AAA	AAA
CB45		Aaa	AAA	AAA
CB46		Aaa	AAA	AAA
CB47		Aaa	AAA	AAA
CB48		Aaa	AAA	AAA
CB49		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.
(2) Per OSFI's letter dated May 23, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets as of October 31, 2019.

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19, Series CB20 and Series CB32 is Royal Bank of Canada.

Royal Bank of Canada's Ratings
	Moody's	DBRS	Fitch
Senior Debt(1) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA (high)	AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (high) (dr)	F1+ / AA
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa2 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	AA (dcr)
Rating Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider
	Moody's	DBRS	Fitch
Senior Debt(2) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA / AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+ / AA

Description of Ratings Triggers(3) (4)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(6)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(6)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)

B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (cr)	n/a	BBB (long)(6)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1 (dr)	BBB (low)	F1 & A-(5)
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1 (dr)	BBB (low)	F1 & A-(5)

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1 (dr)	BBB (low)	F1 & A-(5)

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(5)

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (cr)	BBB (high) (long)	BBB+ (dcr)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)
(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No
(1) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "bail-in" regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA by DBRS and AA by Fitch.
(2) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "bail-in" regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA(low) by DBRS and AA- by Fitch.
(3) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.
(4) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(6) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds			$43,674,797,950

A = lower of (i) LTV Adjusted True Balance, and			$47,077,681,626	A (i)	$50,620,914,683
(ii) Asset Percentage Adjusted True Balance, as adjusted				A (ii)	$47,077,681,626
B = Principal Receipts			-	Asset Percentage:	93.00%
C = Cash Capital Contributions			-	Maximum Asset Percentage:	93.00%
D = Substitute Assets			-
E = Reserve Fund balance			-
F = Negative Carry Factor calculation			$719,537,405
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)			$46,358,144,221

Regulatory OC Minimum Calculation

A Lesser of (a) Cover Pool Collateral, and			$47,014,064,229	A (a)	$50,584,218,629
(b) Cover Pool Collateral required to meet the Asset Coverage Test				A (b)	$47,014,064,229

B (C$ Equivalent of Outstanding Covered Bonds)			$43,674,797,950

Level of Overcollateralization (A/B)			107.65%
Regulatory OC Minimum			103.00%

*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds			$44,651,604,276

A = LTV Adjusted Present Value			$50,574,887,921	Weighted Average Effective Yield
				of Performing Eligible Loans:	3.09%
B = Principal Receipts			-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets			-
E = Reserve Fund Balance			-
F = Trading Value of Swap Collateral			-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)			$50,574,887,921

Intercompany Loan Balance

Guarantee Loan			$47,095,495,204
Demand Loan			$3,533,530,602
Total			$50,629,025,807

Cover Pool Losses

Period End	Write-off Amounts		Loss Percentage (Annualized)
January 31, 2020	$662,687		0.02%

Cover Pool Flow of Funds

	31-Jan-2020		31-Dec-2019
Cash Inflows
Principal Receipts	$1,153,626,769		$990,011,348
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$139,803,395		$137,362,891
Swap receipts	$141,914,678	(1)	$138,430,136	(2)
Cash Outflows
Swap Breakage Fee	$0		$0
Swap payment	($139,803,395)	(1)	($137,362,891)	(2)
Intercompany Loan interest	($141,630,848)	(1)	($138,153,276)	(2)
Intercompany Loan principal	($1,153,626,769)	(1)	($990,011,348)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$283,829		$276,860

(1) Cash settlement to occur on February 18, 2020
(2) Cash settlement occurred on January 17, 2020

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Cover Pool Summary Statistics

Previous Month Ending Balance	$51,799,453,912
Current Month Ending Balance	$50,645,164,457
Number of Mortgages in Pool	292,725
Average Mortgage Size	$173,013
Ten Largest Mortgages as a % of Current Month Ending Balance	0.05%
Number of Properties	235,964
Number of Borrowers	229,345
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	68.93%	55.11%
Weighted Average LTV - Drawn	59.48%	48.04%
Weighted Average LTV - Original Authorized	71.59%
Weighted Average Mortgage Rate	3.05%
Weighted Average Seasoning (Months)	26.52
Weighted Average Original Term (Months)	53.34
Weighted Average Remaining Term (Months)	26.83

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	291,998	99.75	$50,516,050,254	99.75
30 to 59 days past due	252	0.09	$49,544,297	0.10
60 to 89 days past due	117	0.04	$18,624,077	0.04
90 or more days past due	358	0.12	$60,945,828	0.12
Total	292,725	100.00	$50,645,164,457	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	33,102	11.31	$5,682,785,609	11.22
British Columbia	53,975	18.44	$11,467,094,273	22.64
Manitoba	11,008	3.76	$1,280,567,728	2.53
New Brunswick	5,491	1.88	$465,081,442	0.92
Newfoundland and Labrador	3,459	1.18	$437,290,238	0.86
Northwest Territories	19	0.01	$1,822,944	0.00
Nova Scotia	8,621	2.95	$877,390,040	1.73
Nunavut	1	0.00	$38,837	0.00
Ontario	122,398	41.81	$23,835,730,003	47.06
Prince Edward Island	1,055	0.36	$105,191,139	0.21
Quebec	43,522	14.87	$5,195,167,579	10.26
Saskatchewan	9,971	3.41	$1,281,281,356	2.53
Yukon	103	0.04	$15,723,270	0.03
Total	292,725	100.00	$50,645,164,457	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	430	0.15	$56,474,520	0.11
499 and below	913	0.31	$143,622,783	0.28
500 - 539	777	0.27	$125,203,742	0.25
540 - 559	669	0.23	$115,477,693	0.23
560 - 579	966	0.33	$163,562,899	0.32
580 - 599	1,145	0.39	$215,562,685	0.43
600 - 619	1,833	0.63	$341,073,436	0.67
620 - 639	2,939	1.00	$566,793,568	1.12
640 - 659	4,538	1.55	$851,000,237	1.68
660 - 679	7,010	2.39	$1,320,805,966	2.61
680 - 699	10,112	3.45	$1,912,812,107	3.78
700 - 719	13,062	4.46	$2,475,438,319	4.89
720 - 739	16,015	5.47	$2,910,589,061	5.75
740 - 759	17,336	5.92	$3,271,945,492	6.46
760 - 779	19,777	6.76	$3,721,037,012	7.35
780 - 799	22,927	7.83	$4,366,128,448	8.62
800 and above	172,276	58.85	$28,087,636,487	55.46
Total	292,725	100.00	$50,645,164,457	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	230,714	78.82	$38,674,373,753	76.36
Variable	62,011	21.18	$11,970,790,703	23.64
Total	292,725	100.00	$50,645,164,457	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	56,983	19.47	$12,750,599,891	25.18
Homeline Mortgage Segment	235,742	80.53	$37,894,564,565	74.82
Total	292,725	100.00	$50,645,164,457	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	27,934	9.54	$4,854,877,092	9.59
Owner Occupied	264,791	90.46	$45,790,287,365	90.41
Total	292,725	100.00	$50,645,164,457	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	11	0.00	$1,874,230	0.00
2.0000% - 2.4999%	19,177	6.55	$3,973,773,963	7.85
2.5000% - 2.9999%	124,267	42.45	$20,971,116,077	41.41
3.0000% - 3.4999%	110,743	37.83	$19,667,833,269	38.83
3.5000% - 3.9999%	33,248	11.36	$5,431,446,813	10.72
4.0000% - 4.4999%	487	0.17	$57,635,613	0.11
4.5000% - 4.9999%	634	0.22	$65,675,219	0.13
5.0000% - 5.4999%	695	0.24	$66,658,268	0.13
5.5000% - 5.9999%	1,840	0.63	$225,065,963	0.44
6.0000% - 6.4999%	1	0.00	$90,697	0.00
7.0000% and above	1,622	0.55	$183,994,344	0.36
Total	292,725	100.00	$50,645,164,457	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	80,618	27.54	$12,172,783,031	24.04
12.00 - 23.99	61,207	20.91	$9,942,639,237	19.63
24.00 - 35.99	61,443	20.99	$12,049,903,961	23.79
36.00 - 47.99	57,736	19.72	$11,119,411,958	21.96
48.00 - 59.99	27,704	9.46	$4,747,840,441	9.37
60.00 - 71.99	3,378	1.15	$528,703,564	1.04
72.00 - 83.99	504	0.17	$58,044,602	0.11
84.00 - 119.99	134	0.05	$25,741,229	0.05
120.00 and above	1	0.00	$96,434	0.00
Total	292,725	100.00	$50,645,164,457	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	63,339	21.64	$10,292,085,954	20.32
12.00 - 23.99	65,299	22.31	$12,404,992,320	24.49
24.00 - 35.99	75,915	25.93	$14,745,924,257	29.12
36.00 - 59.99	85,232	29.12	$12,859,678,188	25.39
60.00 and above	2,940	1.00	$342,483,738	0.68
Total	292,725	100.00	$50,645,164,457	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	116,953	39.95	$5,971,797,624	11.79
100,000 - 149,999	48,439	16.55	$6,016,151,488	11.88
150,000 - 199,999	38,040	13.00	$6,608,761,621	13.05
200,000 - 249,999	26,967	9.21	$6,031,323,000	11.91
250,000 - 299,999	18,801	6.42	$5,142,523,591	10.15
300,000 - 349,999	12,393	4.23	$4,008,060,834	7.91
350,000 - 399,999	8,292	2.83	$3,096,638,803	6.11
400,000 - 449,999	5,801	1.98	$2,457,123,066	4.85
450,000 - 499,999	4,204	1.44	$1,989,765,816	3.93
500,000 - 549,999	3,028	1.03	$1,585,397,616	3.13
550,000 - 599,999	2,264	0.77	$1,298,139,789	2.56
600,000 - 649,999	1,600	0.55	$997,935,900	1.97
650,000 - 699,999	1,170	0.40	$787,273,098	1.55
700,000 - 749,999	945	0.32	$684,334,969	1.35
750,000 - 799,999	666	0.23	$515,619,527	1.02
800,000 - 849,999	572	0.20	$472,038,836	0.93
850,000 - 899,999	414	0.14	$362,576,189	0.72
900,000 - 949,999	425	0.15	$393,429,062	0.78
950,000 - 999,999	292	0.10	$283,779,505	0.56
1,000,000 and above	1,459	0.50	$1,942,494,125	3.84
Total	292,725	100.00	$50,645,164,457	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	28,947	9.89	$4,636,738,795	9.16
Detached	232,034	79.27	$40,198,643,028	79.37
Duplex	3,057	1.04	$408,848,323	0.81
Fourplex	781	0.27	$127,745,174	0.25
Other	659	0.23	$96,445,683	0.19
Row (Townhouse)	14,610	4.99	$2,747,802,489	5.43
Semi-detached	11,900	4.07	$2,325,045,060	4.59
Triplex	737	0.25	$103,895,905	0.21
Total	292,725	100.00	$50,645,164,457	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	12,360	5.24	$856,403,157	1.69
20.01 - 25.00	5,702	2.42	$741,471,155	1.46
25.01 - 30.00	8,445	3.58	$1,325,878,352	2.62
30.01 - 35.00	13,149	5.57	$2,281,783,682	4.51
35.01 - 40.00	19,617	8.31	$3,750,705,523	7.41
40.01 - 45.00	22,597	9.58	$4,681,321,840	9.24
45.01 - 50.00	28,075	11.90	$5,690,771,641	11.24
50.01 - 55.00	25,649	10.87	$5,430,051,434	10.72
55.01 - 60.00	21,657	9.18	$5,183,537,910	10.24
60.01 - 65.00	19,074	8.08	$4,885,612,518	9.65
65.01 - 70.00	19,370	8.21	$5,058,867,277	9.99
70.01 - 75.00	20,268	8.59	$5,527,904,662	10.91
75.01 - 80.00	15,651	6.63	$4,026,105,235	7.95
> 80.00	4,350	1.84	$1,204,750,073	2.38
Total	235,964	100.00	$50,645,164,457	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	39,440	16.71	$3,184,153,881	6.29
20.01 - 25.00	14,373	6.09	$2,172,089,636	4.29
25.01 - 30.00	16,795	7.12	$3,040,448,498	6.00
30.01 - 35.00	18,688	7.92	$3,880,357,714	7.66
35.01 - 40.00	20,483	8.68	$4,643,968,284	9.17
40.01 - 45.00	21,641	9.17	$5,097,370,943	10.06
45.01 - 50.00	20,423	8.66	$4,922,309,284	9.72
50.01 - 55.00	18,566	7.87	$4,732,473,131	9.34
55.01 - 60.00	16,071	6.81	$4,444,411,301	8.78
60.01 - 65.00	14,848	6.29	$4,242,987,607	8.38
65.01 - 70.00	13,934	5.91	$4,046,525,785	7.99
70.01 - 75.00	13,681	5.80	$4,206,899,866	8.31
75.01 - 80.00	6,048	2.56	$1,741,419,536	3.44
> 80.00	973	0.41	$289,748,993	0.57
Total	235,964	100.00	$50,645,164,457	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$186,488,344	$129,270	$490,035	$215,762	$187,323,411
	20.01 - 25.00	$133,293,174	$128,739	$0	$148,946	$133,570,859
	25.01 - 30.00	$178,753,695	$0	$0	$273,497	$179,027,192
	30.01 - 35.00	$225,614,011	$208,946	$91,488	$853,920	$226,768,365
	35.01 - 40.00	$299,390,475	$806,139	$0	$550,802	$300,747,415
	40.01 - 45.00	$374,040,490	$1,290	$586,128	$1,384,792	$376,012,700
	45.01 - 50.00	$463,547,478	$572,360	$318,075	$6,554,905	$470,992,818
	50.01 - 55.00	$487,757,948	$646,896	$126,152	$2,214,225	$490,745,221
	55.01 - 60.00	$546,535,833	$1,467,309	$388,187	$2,390,754	$550,782,083
	60.01 - 65.00	$560,712,107	$1,106,425	$0	$1,283,740	$563,102,272
	65.01 - 70.00	$622,742,781	$2,041,198	$298,504	$2,930,145	$628,012,628
	70.01 - 75.00	$747,759,103	$857,163	$930,587	$2,246,997	$751,793,850
	75.01 - 80.00	$580,613,488	$367,846	$520,926	$2,901,770	$584,404,030
	> 80.00	$237,813,058	$0	$310,622	$1,379,084	$239,502,764
Total Alberta		$5,645,061,985	$8,333,582	$4,060,703	$25,329,339	$5,682,785,609

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,015,772,579	$2,252,511	$56,530	$532,259	$1,018,613,878
	20.01 - 25.00	$675,960,557	$338,105	$0	$91,927	$676,390,590
	25.01 - 30.00	$921,503,358	$1,260,857	$346,572	$1,191,495	$924,302,283
	30.01 - 35.00	$1,185,103,626	$3,190,938	$0	$1,058,533	$1,189,353,097
	35.01 - 40.00	$1,374,280,242	$724,921	$746,805	$404,770	$1,376,156,737
	40.01 - 45.00	$1,317,630,859	$2,783,421	$1,325,683	$509,576	$1,322,249,538
	45.01 - 50.00	$1,076,738,796	$2,078,336	$320,427	$1,316,512	$1,080,454,071
	50.01 - 55.00	$918,721,693	$939,545	$200,185	$246,109	$920,107,531
	55.01 - 60.00	$702,778,026	$0	$74,485	$1,750,234	$704,602,745
	60.01 - 65.00	$662,594,636	$214,571	$0	$0	$662,809,207
	65.01 - 70.00	$696,074,442	$357,514	$0	$798,237	$697,230,193
	70.01 - 75.00	$550,506,968	$448,085	$0	$267,086	$551,222,139
	75.01 - 80.00	$296,154,392	$689,384	$0	$0	$296,843,776
	> 80.00	$46,758,489	$0	$0	$0	$46,758,489
Total British Columbia		$11,440,578,662	$15,278,187	$3,070,687	$8,166,737	$11,467,094,273

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$43,608,603	$13,268	$0	$0	$43,621,871
	20.01 - 25.00	$28,494,912	$0	$0	$48,832	$28,543,744
	25.01 - 30.00	$42,947,581	$59,973	$0	$0	$43,007,554
	30.01 - 35.00	$53,269,590	$42,900	$0	$0	$53,312,490
	35.01 - 40.00	$71,640,444	$155,827	$0	$359,339	$72,155,610
	40.01 - 45.00	$95,763,708	$51,216	$0	$100,773	$95,915,698
	45.01 - 50.00	$108,567,839	$0	$55,795	$312,141	$108,935,776
	50.01 - 55.00	$126,634,082	$213,620	$101,519	$0	$126,949,221
	55.01 - 60.00	$125,697,715	$657,365	$320,735	$619,972	$127,295,788
	60.01 - 65.00	$141,708,681	$187,013	$0	$535,511	$142,431,205
	65.01 - 70.00	$154,370,324	$528,549	$0	$89,144	$154,988,017
	70.01 - 75.00	$202,040,380	$0	$0	$472,411	$202,512,791
	75.01 - 80.00	$79,770,471	$130,929	$0	$111,808	$80,013,208
	> 80.00	$884,754	$0	$0	$0	$884,754
Total Manitoba		$1,275,399,086	$2,040,660	$478,050	$2,649,932	$1,280,567,728

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$21,522,397	$30,801	$71,312	$0	$21,624,509
	20.01 - 25.00	$13,138,027	$0	$38,348	$26,572	$13,202,948
	25.01 - 30.00	$19,200,746	$0	$70,961	$0	$19,271,707
	30.01 - 35.00	$29,596,841	$0	$0	$108,043	$29,704,885
	35.01 - 40.00	$40,672,982	$0	$0	$0	$40,672,982
	40.01 - 45.00	$52,463,411	$0	$24,367	$232,410	$52,720,188
	45.01 - 50.00	$58,737,493	$161,762	$130,381	$529,090	$59,558,726
	50.01 - 55.00	$52,637,046	$69,426	$0	$60,210	$52,766,682
	55.01 - 60.00	$41,454,897	$0	$0	$183,872	$41,638,768
	60.01 - 65.00	$30,871,297	$0	$0	$224,810	$31,096,107
	65.01 - 70.00	$33,194,517	$0	$57,564	$188,749	$33,440,830
	70.01 - 75.00	$48,348,205	$0	$0	$0	$48,348,205
	75.01 - 80.00	$21,034,906	$0	$0	$0	$21,034,906
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$462,872,764	$261,989	$392,932	$1,553,757	$465,081,442

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$17,097,974	$347	$0	$39,760	$17,138,081
Labrador	20.01 - 25.00	$11,935,968	$17,072	$0	$0	$11,953,041
	25.01 - 30.00	$19,336,159	$0	$0	$0	$19,336,159
	30.01 - 35.00	$25,260,792	$0	$0	$0	$25,260,792
	35.01 - 40.00	$37,327,186	$93,232	$0	$0	$37,420,418
	40.01 - 45.00	$48,849,033	$0	$0	$257,534	$49,106,567
	45.01 - 50.00	$62,414,827	$0	$0	$277,626	$62,692,453
	50.01 - 55.00	$55,636,633	$0	$228,845	$376,889	$56,242,367
	55.01 - 60.00	$40,110,754	$0	$183,664	$279,261	$40,573,679
	60.01 - 65.00	$34,181,414	$0	$0	$0	$34,181,414
	65.01 - 70.00	$28,852,321	$0	$0	$0	$28,852,321
	70.01 - 75.00	$39,276,227	$0	$0	$0	$39,276,227
	75.01 - 80.00	$15,090,274	$0	$0	$166,447	$15,256,721
	> 80.00	$0	$0	$0	$0	$0
Total Newfoundland and Labrador		$435,369,561	$110,652	$412,509	$1,397,517	$437,290,238

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$728,953	$0	$0	$0	$728,953
Territories	20.01 - 25.00	$82,758	$0	$0	$0	$82,758
	25.01 - 30.00	$149,639	$0	$0	$0	$149,639
	30.01 - 35.00	$543,156	$0	$0	$0	$543,156
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$224,441	$0	$0	$0	$224,441
	45.01 - 50.00	$93,997	$0	$0	$0	$93,997
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$1,822,944	$0	$0	$0	$1,822,944

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$38,674,909	$27,798	$295	$23,675	$38,726,676
	20.01 - 25.00	$23,634,563	$0	$0	$0	$23,634,563
	25.01 - 30.00	$29,883,472	$0	$46,489	$39,675	$29,969,635
	30.01 - 35.00	$39,445,891	$0	$0	$90,152	$39,536,043
	35.01 - 40.00	$54,671,611	$108,960	$0	$591,246	$55,371,817
	40.01 - 45.00	$76,315,526	$502,880	$81,167	$0	$76,899,574
	45.01 - 50.00	$85,491,964	$786,025	$806,223	$263,100	$87,347,313
	50.01 - 55.00	$87,279,614	$0	$120,796	$44,764	$87,445,174
	55.01 - 60.00	$98,097,144	$113,357	$0	$77,281	$98,287,782
	60.01 - 65.00	$99,449,314	$157,730	$0	$115,126	$99,722,170
	65.01 - 70.00	$126,090,245	$252,108	$0	$149,492	$126,491,845
	70.01 - 75.00	$96,447,104	$61,087	$0	$16,399	$96,524,590
	75.01 - 80.00	$16,952,099	$0	$0	$0	$16,952,099
	> 80.00	$480,760	$0	$0	$0	$480,760
Total Nova Scotia		$872,914,215	$2,009,945	$1,054,969	$1,410,911	$877,390,040

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$38,837	$0	$0	$0	$38,837
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$38,837	$0	$0	$0	$38,837

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,578,291,168	$976,316	$281,955	$394,332	$1,579,943,771
	20.01 - 25.00	$1,099,630,407	$0	$320,532	$170,234	$1,100,121,173
	25.01 - 30.00	$1,552,203,972	$778,843	$375,849	$227,032	$1,553,585,696
	30.01 - 35.00	$1,969,020,204	$1,155,822	$187,748	$831,819	$1,971,195,593
	35.01 - 40.00	$2,308,525,176	$1,246,721	$852,801	$287,221	$2,310,911,919
	40.01 - 45.00	$2,534,815,926	$1,350,118	$469,190	$1,564,496	$2,538,199,730
	45.01 - 50.00	$2,340,735,744	$2,725,466	$1,256,903	$855,641	$2,345,573,755
	50.01 - 55.00	$2,182,790,917	$1,444,283	$486,745	$815,474	$2,185,537,419
	55.01 - 60.00	$2,080,761,563	$1,693,930	$0	$1,338,814	$2,083,794,307
	60.01 - 65.00	$1,895,389,637	$1,748,416	$0	$1,409,418	$1,898,547,470
	65.01 - 70.00	$1,621,299,537	$1,132,617	$0	$0	$1,622,432,154
	70.01 - 75.00	$2,044,235,199	$2,417,907	$908,849	$856,990	$2,048,418,945
	75.01 - 80.00	$594,876,568	$687,022	$0	$202,643	$595,766,234
	> 80.00	$1,701,836	$0	$0	$0	$1,701,836
Total Ontario		$23,804,277,854	$17,357,462	$5,140,572	$8,954,115	$23,835,730,003

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$4,965,764	$0	$0	$0	$4,965,764
Island	20.01 - 25.00	$3,343,444	$0	$0	$0	$3,343,444
	25.01 - 30.00	$4,367,423	$0	$36,614	$0	$4,404,037
	30.01 - 35.00	$5,630,990	$0	$0	$0	$5,630,990
	35.01 - 40.00	$7,509,862	$0	$0	$0	$7,509,862
	40.01 - 45.00	$11,291,123	$87,963	$0	$67,932	$11,447,018
	45.01 - 50.00	$13,442,025	$0	$0	$0	$13,442,025
	50.01 - 55.00	$11,866,699	$122,896	$0	$0	$11,989,595
	55.01 - 60.00	$13,547,184	$221,814	$0	$0	$13,768,998
	60.01 - 65.00	$7,512,610	$0	$0	$0	$7,512,610
	65.01 - 70.00	$7,908,472	$0	$0	$0	$7,908,472
	70.01 - 75.00	$8,319,262	$0	$0	$0	$8,319,262
	75.01 - 80.00	$4,679,178	$0	$0	$0	$4,679,178
	> 80.00	$269,885	$0	$0	$0	$269,885
Total Prince Edward Island		$104,653,921	$432,672	$36,614	$67,932	$105,191,139

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$209,491,029	$41,069	$32,855	$23,715	$209,588,668
	20.01 - 25.00	$138,475,294	$20,675	$61,981	$91,268	$138,649,218
	25.01 - 30.00	$201,218,462	$373,878	$0	$0	$201,592,339
	30.01 - 35.00	$245,604,165	$135,152	$0	$0	$245,739,317
	35.01 - 40.00	$309,017,761	$170,083	$104,292	$277,548	$309,569,684
	40.01 - 45.00	$399,645,800	$191,995	$388,880	$300,073	$400,526,748
	45.01 - 50.00	$498,551,319	$240,402	$267,163	$742,338	$499,801,222
	50.01 - 55.00	$626,568,286	$276,489	$234,110	$1,211,338	$628,290,224
	55.01 - 60.00	$665,801,796	$661,677	$428,972	$1,129,979	$668,022,425
	60.01 - 65.00	$737,144,273	$124,341	$785,366	$402,825	$738,456,805
	65.01 - 70.00	$677,491,795	$275,461	$205,679	$208,936	$678,181,872
	70.01 - 75.00	$380,424,056	$0	$0	$440,924	$380,864,980
	75.01 - 80.00	$95,064,050	$100,276	$356,646	$212,601	$95,733,573
	> 80.00	$150,505	$0	$0	$0	$150,505
Total Quebec		$5,184,648,591	$2,611,498	$2,865,944	$5,041,546	$5,195,167,579

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$60,154,393	$0	$0	$19,607	$60,174,000
	20.01 - 25.00	$41,556,774	$0	$0	$177,647	$41,734,421
	25.01 - 30.00	$64,421,246	$0	$123,964	$0	$64,545,210
	30.01 - 35.00	$91,847,655	$0	$0	$324,248	$92,171,904
	35.01 - 40.00	$128,973,252	$206,304	$0	$238,965	$129,418,521
	40.01 - 45.00	$170,235,979	$130,415	$138,728	$756,833	$171,261,956
	45.01 - 50.00	$188,887,410	$308,618	$335,473	$2,232,397	$191,763,898
	50.01 - 55.00	$169,646,734	$412,028	$512,933	$595,668	$171,167,364
	55.01 - 60.00	$112,913,541	$0	$0	$1,660,054	$114,573,594
	60.01 - 65.00	$64,988,916	$0	$0	$139,431	$65,128,347
	65.01 - 70.00	$68,937,168	$50,286	$0	$0	$68,987,454
	70.01 - 75.00	$79,618,877	$0	$0	$0	$79,618,877
	75.01 - 80.00	$30,735,812	$0	$0	$0	$30,735,812
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,272,917,757	$1,107,651	$1,111,099	$6,144,850	$1,281,281,356

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,704,299	$0	$0	$0	$1,704,299
	20.01 - 25.00	$862,878	$0	$0	$0	$862,878
	25.01 - 30.00	$1,257,046	$0	$0	$0	$1,257,046
	30.01 - 35.00	$1,102,245	$0	$0	$0	$1,102,245
	35.01 - 40.00	$3,804,127	$0	$0	$229,193	$4,033,320
	40.01 - 45.00	$2,806,786	$0	$0	$0	$2,806,786
	45.01 - 50.00	$1,653,231	$0	$0	$0	$1,653,231
	50.01 - 55.00	$1,232,333	$0	$0	$0	$1,232,333
	55.01 - 60.00	$1,071,132	$0	$0	$0	$1,071,132
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$15,494,077	$0	$0	$229,193	$15,723,270

Grand Total		$50,516,050,254	$49,544,297	$18,624,077	$60,945,828	$50,645,164,457

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.37	0.00	0.00	0.00	0.37
	20.01 - 25.00	0.26	0.00	0.00	0.00	0.26
	25.01 - 30.00	0.35	0.00	0.00	0.00	0.35
	30.01 - 35.00	0.45	0.00	0.00	0.00	0.45
	35.01 - 40.00	0.59	0.00	0.00	0.00	0.59
	40.01 - 45.00	0.74	0.00	0.00	0.00	0.74
	45.01 - 50.00	0.92	0.00	0.00	0.01	0.93
	50.01 - 55.00	0.96	0.00	0.00	0.00	0.97
	55.01 - 60.00	1.08	0.00	0.00	0.00	1.09
	60.01 - 65.00	1.11	0.00	0.00	0.00	1.11
	65.01 - 70.00	1.23	0.00	0.00	0.01	1.24
	70.01 - 75.00	1.48	0.00	0.00	0.00	1.48
	75.01 - 80.00	1.15	0.00	0.00	0.01	1.15
	> 80.00	0.47	0.00	0.00	0.00	0.47
Total Alberta		11.15	0.02	0.01	0.05	11.22

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	2.01	0.00	0.00	0.00	2.01
	20.01 - 25.00	1.33	0.00	0.00	0.00	1.34
	25.01 - 30.00	1.82	0.00	0.00	0.00	1.83
	30.01 - 35.00	2.34	0.01	0.00	0.00	2.35
	35.01 - 40.00	2.71	0.00	0.00	0.00	2.72
	40.01 - 45.00	2.60	0.01	0.00	0.00	2.61
	45.01 - 50.00	2.13	0.00	0.00	0.00	2.13
	50.01 - 55.00	1.81	0.00	0.00	0.00	1.82
	55.01 - 60.00	1.39	0.00	0.00	0.00	1.39
	60.01 - 65.00	1.31	0.00	0.00	0.00	1.31
	65.01 - 70.00	1.37	0.00	0.00	0.00	1.38
	70.01 - 75.00	1.09	0.00	0.00	0.00	1.09
	75.01 - 80.00	0.58	0.00	0.00	0.00	0.59
	> 80.00	0.09	0.00	0.00	0.00	0.09
Total British Columbia		22.59	0.03	0.01	0.02	22.64

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.14	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.19	0.00	0.00	0.00	0.19
	45.01 - 50.00	0.21	0.00	0.00	0.00	0.22
	50.01 - 55.00	0.25	0.00	0.00	0.00	0.25
	55.01 - 60.00	0.25	0.00	0.00	0.00	0.25
	60.01 - 65.00	0.28	0.00	0.00	0.00	0.28
	65.01 - 70.00	0.30	0.00	0.00	0.00	0.31
	70.01 - 75.00	0.40	0.00	0.00	0.00	0.40
	75.01 - 80.00	0.16	0.00	0.00	0.00	0.16
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.52	0.00	0.00	0.01	2.53

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.10	0.00	0.00	0.00	0.10
	55.01 - 60.00	0.08	0.00	0.00	0.00	0.08
	60.01 - 65.00	0.06	0.00	0.00	0.00	0.06
	65.01 - 70.00	0.07	0.00	0.00	0.00	0.07
	70.01 - 75.00	0.10	0.00	0.00	0.00	0.10
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.92

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.08	0.00	0.00	0.00	0.08
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.06	0.00	0.00	0.00	0.06
	70.01 - 75.00	0.08	0.00	0.00	0.00	0.08
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.86	0.00	0.00	0.00	0.86

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.00	0.00	0.00	0.00	0.00

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.08	0.00	0.00	0.00	0.08
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.17	0.00	0.00	0.00	0.17
	50.01 - 55.00	0.17	0.00	0.00	0.00	0.17
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.20	0.00	0.00	0.00	0.20
	65.01 - 70.00	0.25	0.00	0.00	0.00	0.25
	70.01 - 75.00	0.19	0.00	0.00	0.00	0.19
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.72	0.00	0.00	0.00	1.73

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	3.12	0.00	0.00	0.00	3.12
	20.01 - 25.00	2.17	0.00	0.00	0.00	2.17
	25.01 - 30.00	3.06	0.00	0.00	0.00	3.07
	30.01 - 35.00	3.89	0.00	0.00	0.00	3.89
	35.01 - 40.00	4.56	0.00	0.00	0.00	4.56
	40.01 - 45.00	5.01	0.00	0.00	0.00	5.01
	45.01 - 50.00	4.62	0.01	0.00	0.00	4.63
	50.01 - 55.00	4.31	0.00	0.00	0.00	4.32
	55.01 - 60.00	4.11	0.00	0.00	0.00	4.11
	60.01 - 65.00	3.74	0.00	0.00	0.00	3.75
	65.01 - 70.00	3.20	0.00	0.00	0.00	3.20
	70.01 - 75.00	4.04	0.00	0.00	0.00	4.04
	75.01 - 80.00	1.17	0.00	0.00	0.00	1.18
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Ontario		47.00	0.03	0.01	0.02	47.06

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.41	0.00	0.00	0.00	0.41
	20.01 - 25.00	0.27	0.00	0.00	0.00	0.27
	25.01 - 30.00	0.40	0.00	0.00	0.00	0.40
	30.01 - 35.00	0.48	0.00	0.00	0.00	0.49
	35.01 - 40.00	0.61	0.00	0.00	0.00	0.61
	40.01 - 45.00	0.79	0.00	0.00	0.00	0.79
	45.01 - 50.00	0.98	0.00	0.00	0.00	0.99
	50.01 - 55.00	1.24	0.00	0.00	0.00	1.24
	55.01 - 60.00	1.31	0.00	0.00	0.00	1.32
	60.01 - 65.00	1.46	0.00	0.00	0.00	1.46
	65.01 - 70.00	1.34	0.00	0.00	0.00	1.34
	70.01 - 75.00	0.75	0.00	0.00	0.00	0.75
	75.01 - 80.00	0.19	0.00	0.00	0.00	0.19
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Quebec		10.24	0.01	0.01	0.01	10.26

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.12	0.00	0.00	0.00	0.12
	20.01 - 25.00	0.08	0.00	0.00	0.00	0.08
	25.01 - 30.00	0.13	0.00	0.00	0.00	0.13
	30.01 - 35.00	0.18	0.00	0.00	0.00	0.18
	35.01 - 40.00	0.25	0.00	0.00	0.00	0.26
	40.01 - 45.00	0.34	0.00	0.00	0.00	0.34
	45.01 - 50.00	0.37	0.00	0.00	0.00	0.38
	50.01 - 55.00	0.33	0.00	0.00	0.00	0.34
	55.01 - 60.00	0.22	0.00	0.00	0.00	0.23
	60.01 - 65.00	0.13	0.00	0.00	0.00	0.13
	65.01 - 70.00	0.14	0.00	0.00	0.00	0.14
	70.01 - 75.00	0.16	0.00	0.00	0.00	0.16
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.51	0.00	0.00	0.01	2.53

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.03	0.00	0.00	0.00	0.03

Grand Total		99.75	0.10	0.04	0.12	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score		Principal Balance	Percentage
20.00 and below	Score Unavailable		$10,484,980	0.02
	499 and below		$10,242,991	0.02
	500 - 539		$1,535,777	0.00
	540 - 559		$5,705,270	0.01
	560 - 579		$3,876,123	0.01
	580 - 599		$4,088,109	0.01
	600 - 619		$7,441,492	0.01
	620 - 639		$8,615,648	0.02
	640 - 659		$18,009,754	0.04
	660 - 679		$29,722,615	0.06
	680 - 699		$47,848,972	0.09
	700 - 719		$66,912,114	0.13
	720 - 739		$85,713,738	0.17
	740 - 759		$107,388,676	0.21
	760 - 779		$143,313,001	0.28
	780 - 799		$184,317,756	0.36
	800 and above		$2,448,936,864	4.84
Total			$3,184,153,881	6.29

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$3,288,760	0.01
	499 and below	$7,981,909	0.02
	500 - 539	$2,319,636	0.00
	540 - 559	$3,142,472	0.01
	560 - 579	$3,601,354	0.01
	580 - 599	$5,109,489	0.01
	600 - 619	$10,245,351	0.02
	620 - 639	$11,472,353	0.02
	640 - 659	$11,908,455	0.02
	660 - 679	$23,398,981	0.05
	680 - 699	$40,428,129	0.08
	700 - 719	$51,549,491	0.10
	720 - 739	$79,610,972	0.16
	740 - 759	$87,914,390	0.17
	760 - 779	$105,348,790	0.21
	780 - 799	$143,182,256	0.28
	800 and above	$1,581,586,847	3.12
Total		$2,172,089,636	4.29

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$6,599,995	0.01
	499 and below	$10,823,030	0.02
	500 - 539	$5,031,531	0.01
	540 - 559	$5,476,055	0.01
	560 - 579	$5,410,525	0.01
	580 - 599	$8,102,334	0.02
	600 - 619	$8,207,210	0.02
	620 - 639	$18,958,948	0.04
	640 - 659	$29,522,911	0.06
	660 - 679	$43,730,452	0.09
	680 - 699	$69,224,718	0.14
	700 - 719	$86,360,409	0.17
	720 - 739	$119,913,740	0.24
	740 - 759	$132,568,726	0.26
	760 - 779	$172,977,480	0.34
	780 - 799	$220,924,640	0.44
	800 and above	$2,096,615,795	4.14
Total		$3,040,448,498	6.00

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$5,581,616	0.01
	499 and below	$15,103,670	0.03
	500 - 539	$7,482,087	0.01
	540 - 559	$8,305,670	0.02
	560 - 579	$11,548,016	0.02
	580 - 599	$11,905,538	0.02
	600 - 619	$13,548,121	0.03
	620 - 639	$25,847,067	0.05
	640 - 659	$43,765,180	0.09
	660 - 679	$67,658,202	0.13
	680 - 699	$99,389,107	0.20
	700 - 719	$152,882,940	0.30
	720 - 739	$179,245,464	0.35
	740 - 759	$168,753,590	0.33
	760 - 779	$244,028,087	0.48
	780 - 799	$284,013,072	0.56
	800 and above	$2,541,300,287	5.02
Total		$3,880,357,714	7.66

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$6,391,615	0.01
	499 and below	$10,705,629	0.02
	500 - 539	$9,506,489	0.02
	540 - 559	$6,676,330	0.01
	560 - 579	$13,054,739	0.03
	580 - 599	$14,040,336	0.03
	600 - 619	$19,424,468	0.04
	620 - 639	$45,536,383	0.09
	640 - 659	$55,742,562	0.11
	660 - 679	$105,609,009	0.21
	680 - 699	$133,775,315	0.26
	700 - 719	$200,868,705	0.40
	720 - 739	$222,426,800	0.44
	740 - 759	$249,484,113	0.49
	760 - 779	$318,237,872	0.63
	780 - 799	$359,852,186	0.71
	800 and above	$2,872,635,733	5.67
Total		$4,643,968,284	9.17

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$5,062,306	0.01
	499 and below	$16,866,914	0.03
	500 - 539	$13,429,172	0.03
	540 - 559	$11,748,809	0.02
	560 - 579	$20,259,541	0.04
	580 - 599	$25,087,962	0.05
	600 - 619	$34,475,537	0.07
	620 - 639	$60,444,589	0.12
	640 - 659	$77,811,742	0.15
	660 - 679	$119,693,507	0.24
	680 - 699	$175,248,063	0.35
	700 - 719	$212,346,583	0.42
	720 - 739	$266,425,051	0.53
	740 - 759	$304,327,387	0.60
	760 - 779	$369,688,355	0.73
	780 - 799	$432,021,150	0.85
	800 and above	$2,952,434,274	5.83
Total		$5,097,370,943	10.06

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$8,569,736	0.02
	499 and below	$12,550,675	0.02
	500 - 539	$17,185,511	0.03
	540 - 559	$15,529,532	0.03
	560 - 579	$16,968,083	0.03
	580 - 599	$25,165,120	0.05
	600 - 619	$41,044,459	0.08
	620 - 639	$55,283,470	0.11
	640 - 659	$80,568,623	0.16
	660 - 679	$115,844,893	0.23
	680 - 699	$183,612,566	0.36
	700 - 719	$241,714,623	0.48
	720 - 739	$302,420,227	0.60
	740 - 759	$331,056,265	0.65
	760 - 779	$361,412,656	0.71
	780 - 799	$467,432,083	0.92
	800 and above	$2,645,950,764	5.22
Total		$4,922,309,284	9.72

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$4,460,460	0.01
	499 and below	$12,525,556	0.02
	500 - 539	$10,837,688	0.02
	540 - 559	$13,261,053	0.03
	560 - 579	$15,998,158	0.03
	580 - 599	$22,908,156	0.05
	600 - 619	$35,877,740	0.07
	620 - 639	$64,962,192	0.13
	640 - 659	$89,170,243	0.18
	660 - 679	$126,833,583	0.25
	680 - 699	$201,215,293	0.40
	700 - 719	$272,203,973	0.54
	720 - 739	$298,185,240	0.59
	740 - 759	$336,528,704	0.66
	760 - 779	$385,466,357	0.76
	780 - 799	$438,915,229	0.87
	800 and above	$2,403,123,506	4.75
Total		$4,732,473,131	9.34

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,261,530	0.00
	499 and below	$12,312,659	0.02
	500 - 539	$14,371,508	0.03
	540 - 559	$13,766,568	0.03
	560 - 579	$15,648,462	0.03
	580 - 599	$17,773,965	0.04
	600 - 619	$32,917,736	0.06
	620 - 639	$55,844,908	0.11
	640 - 659	$85,195,893	0.17
	660 - 679	$141,010,134	0.28
	680 - 699	$197,847,080	0.39
	700 - 719	$250,256,918	0.49
	720 - 739	$291,246,062	0.58
	740 - 759	$329,451,407	0.65
	760 - 779	$368,842,680	0.73
	780 - 799	$442,996,269	0.87
	800 and above	$2,173,667,521	4.29
Total		$4,444,411,301	8.78

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$896,679	0.00
	499 and below	$10,419,280	0.02
	500 - 539	$10,331,849	0.02
	540 - 559	$8,259,256	0.02
	560 - 579	$12,858,115	0.03
	580 - 599	$21,505,745	0.04
	600 - 619	$35,778,639	0.07
	620 - 639	$53,316,028	0.11
	640 - 659	$81,126,509	0.16
	660 - 679	$140,868,164	0.28
	680 - 699	$193,780,257	0.38
	700 - 719	$231,512,679	0.46
	720 - 739	$272,027,011	0.54
	740 - 759	$339,829,863	0.67
	760 - 779	$355,068,357	0.70
	780 - 799	$410,482,900	0.81
	800 and above	$2,064,926,274	4.08
Total		$4,242,987,607	8.38

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$2,138,647	0.00
	499 and below	$8,957,727	0.02
	500 - 539	$10,906,246	0.02
	540 - 559	$8,248,803	0.02
	560 - 579	$12,386,726	0.02
	580 - 599	$18,884,101	0.04
	600 - 619	$34,903,425	0.07
	620 - 639	$55,675,756	0.11
	640 - 659	$90,707,599	0.18
	660 - 679	$142,636,781	0.28
	680 - 699	$190,096,764	0.38
	700 - 719	$249,522,765	0.49
	720 - 739	$284,720,353	0.56
	740 - 759	$356,564,473	0.70
	760 - 779	$348,314,038	0.69
	780 - 799	$357,342,115	0.71
	800 and above	$1,874,519,465	3.70
Total		$4,046,525,785	7.99

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$333,524	0.00
	499 and below	$10,121,052	0.02
	500 - 539	$14,674,823	0.03
	540 - 559	$7,754,856	0.02
	560 - 579	$20,223,806	0.04
	580 - 599	$23,939,571	0.05
	600 - 619	$36,625,674	0.07
	620 - 639	$62,978,320	0.12
	640 - 659	$121,162,760	0.24
	660 - 679	$161,310,453	0.32
	680 - 699	$223,883,577	0.44
	700 - 719	$277,045,721	0.55
	720 - 739	$309,438,058	0.61
	740 - 759	$344,335,124	0.68
	760 - 779	$358,368,269	0.71
	780 - 799	$432,548,864	0.85
	800 and above	$1,802,155,416	3.56
Total		$4,206,899,866	8.31

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$1,149,786	0.00
	499 and below	$3,971,729	0.01
	500 - 539	$5,480,196	0.01
	540 - 559	$7,121,872	0.01
	560 - 579	$8,937,149	0.02
	580 - 599	$13,837,286	0.03
	600 - 619	$21,944,865	0.04
	620 - 639	$40,046,485	0.08
	640 - 659	$57,560,575	0.11
	660 - 679	$82,978,159	0.16
	680 - 699	$135,433,902	0.27
	700 - 719	$147,371,150	0.29
	720 - 739	$166,570,050	0.33
	740 - 759	$157,431,102	0.31
	760 - 779	$162,065,760	0.32
	780 - 799	$169,021,369	0.33
	800 and above	$560,498,100	1.11
Total		$1,741,419,536	3.44

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 1/31/2020
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$254,886	0.00
	499 and below	$1,039,962	0.00
	500 - 539	$2,111,228	0.00
	540 - 559	$481,150	0.00
	560 - 579	$2,792,102	0.01
	580 - 599	$3,214,973	0.01
	600 - 619	$8,638,718	0.02
	620 - 639	$7,811,421	0.02
	640 - 659	$8,747,432	0.02
	660 - 679	$19,511,033	0.04
	680 - 699	$21,028,364	0.04
	700 - 719	$34,890,250	0.07
	720 - 739	$32,646,294	0.06
	740 - 759	$26,311,671	0.05
	760 - 779	$27,905,310	0.06
	780 - 799	$23,078,559	0.05
	800 and above	$69,285,640	0.14
Total		$289,748,993	0.57

Grand Total		$50,645,164,457	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix

Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.
Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan. First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property. Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information. As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index. The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property. This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan. In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2020	Page 21 of 21